Mainland China Contribution Plan - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan Disclosure [Line Items]
Employee benefit contributions	93,178	57,295	29,611